Taxes	12 Months Ended
Jun. 30, 2025
Taxes

21. Taxes

The Group’s income tax has been calculated on the estimated taxable profit for each year at the rates prevailing in the respective tax jurisdictions. The subsidiaries of the Group in the jurisdictions where the Group operates are required to calculate their income taxes on a separate basis; thus, they are not permitted to compensate subsidiaries’ losses against subsidiaries income.

Submission of income tax presentation – IRSA

IRSA Propiedades Comerciales S.A. for fiscal year 2021 (which was merged into IRSA Inversiones y Representaciones S.A.), and IRSA Inversiones y Representaciones S.A. for fiscal years 2022, 2023, and 2024, filed their income tax returns with the Argentine Tax Authority applying the systemic and comprehensive inflation adjustment mechanism, as detailed below:

•	Restating tax depreciations pursuant to Articles 87 and 88 for assets acquired or constructed prior to July 1, 2018;
•	Adjusting the tax basis of real estate assets acquired or constructed prior to July 1, 2018 and sold in the year, in accordance with Article 63;
•	Adjusting all tax loss carryforwards from prior fiscal years, following the methodology set forth in Article 25;
•	Adjusting the cost of inventories (breeding livestock and sowing) as established in Articles 56 and 57; all the aforementioned articles belong to the Argentine Income Tax Law (as restated in 2019);
•	Adjusting the tax basis of shares acquired prior to July 1, 2018 and sold during the year in accordance with Article 65.

Together with the aforementioned tax returns, the Company filed a multi-note form informing the application of such mechanisms, arguing that the effective tax rate would represent a percentage exceeding reasonable limits of taxation, thereby giving rise to a confiscatory situation in violation of Article 17 of the Argentine National Constitution (pursuant to the doctrine of the ruling “Candy S.A. v. AFIP et al. on Writ of Amparo”, judgment dated July 3, 2009, Fallos 332:1571, and subsequent precedents).

As of the issuance date of these Consolidated Financial Statements, there are judicial precedents consistent with the Company’s position: the Candy ruling and the Supreme Court of Justice ruling in the case “Telefónica de Argentina S.A. et al. v. EN – AFIP – DGI on Dirección General Impositiva.”

Under the same criterion applied in the tax returns filed in the years mentioned, the provision for income tax for fiscal year 2025 was recorded.”

Additionally, it is worth mentioning that the calculation of deferred tax for the current fiscal year includes the legal option provided in Article 195 of the Income Tax Law, exercised in fiscal year 2024, which allowed one-third of the tax inflation adjustment to be accounted for in that fiscal year and the remaining two-thirds to be allocated in equal parts over the next two immediate fiscal years, provided that the requirement of certain investments in fixed assets is met in the following two fiscal years. The investment requirement established by law has been met for both fiscal years 2024 and 2025.

The Company analyzes the recoverability of its deferred tax assets when there are events or changes in circumstances that imply a potential indication of revaluation or devaluation. The value in use is determined on the basis of projected tax cash flows.

The aforementioned cash flows are prepared based on estimates regarding the future behavior of certain variables that are sensitive in determining the recoverable value, among which are: (i) sales projections; (ii) expense projections; (iii) macroeconomic variables such as growth rates, inflation rates, exchange rates, among others.

The details of the provision for the Group’s income tax, is as follows:

	06.30.2025	06.30.2024	06.30.2023
Current income tax (i)	(80,165)	(24,246)	95,988
Deferred income tax	34,985	88,847	238,204
Income tax	(45,180)	64,601	334,192

(i)	As of June 30, 2023, it includes reversal of the income tax provision. See “Submission of income tax presentation”.

The statutory taxes rates in the countries where the Group operates for all of the years presented are:

Tax jurisdiction	Income tax rate
Argentina	25% - 35%
Uruguay	0% - 25%
U.S.A.	0% - 21%
Bermuda / British Virgin Islands / Netherlands	0%
Israel	23% - 24%

Below is a reconciliation between income tax expense and the tax calculated applying the current tax rate, applicable in the respective countries, to profit before taxes for years ended June 30, 2025, 2024 and 2023:

	06.30.2025	06.30.2024	06.30.2023
(Profit) / loss for the year at tax rate applicable in the respective countries (i)	(85,712)	40,692	5,196
Permanent differences:
Share of profit of associates and joint ventures	11,763	15,007	1,580
Provision of tax loss carry forwards	(5,732)	898	(2,812)
Accounting Inflation adjustment permanent difference	11,864	30,462	143,689
Difference between provision and tax return (ii)	(3,740)	(25)	56,745
Non-taxable profit, non-deductible expenses and others	16,143	1,356	1,935
Tax inflation adjustment permanent difference	10,234	(23,789)	127,859
Income tax	(45,180)	64,601	334,192

(i)

The applicable income tax rate was calculated based on the legal tax rates in the countries where the Group operates. As of June 30, 2025, the tax rate in the Argentine Republic was 35%, while as of June 30, 2024 and 2023 it was 35% and 34.99%, respectively.

(ii)	As of June 30, 2023, it includes reversal of the income tax provision. See “Submission of income tax presentation”.

Deferred tax assets and liabilities of the Group as of June 30, 2025 and 2024 will be recovered as follows:

	06.30.2025	06.30.2024
Deferred income tax asset to be recovered after more than 12 months	12,031	22,310
Deferred income tax asset to be recovered within 12 months	16,902	16,031
Deferred income tax assets	28,933	38,341

	06.30.2025	06.30.2024
Deferred income tax liability to be recovered after more than 12 months	(737,106)	(791,453)
Deferred income tax liability to be recovered within 12 months	(29,879)	(19,925)
Deferred income tax liability	(766,985)	(811,378)
Deferred income tax liabilities, net	(738,052)	(773,037)

The movement in the deferred income tax assets and liabilities during the years ended June 30, 2025 and 2024, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

	06.30.2024	Charged / (Credited) to the Consolidated Statement of Income and Other Comprehensive Income	06.30.2025
Assets
Investment properties and Property, plant and equipment	215	160	375
Trade and other payables	20,036	(1,914)	18,122
Tax loss carry-forwards	14,996	(7,766)	7,230
Borrowings	237	261	498
Trade and other receivables	163	(131)	32
Others	2,694	(18)	2,676
Subtotal assets	38,341	(9,408)	28,933
Liabilities
Investment properties, trading properties and Property, plant and equipment	(668,353)	(17,998)	(686,351)
Trade and other receivables	(2,588)	(5,283)	(7,871)
Investments	(17,775)	(4,917)	(22,692)
Tax inflation adjustment	(102,542)	64,498	(38,044)
Intangible assets	(19,604)	16,674	(2,930)
Salaries and social security costs	-	(4,287)	(4,287)
Others	(516)	(4,294)	(4,810)
Subtotal liabilities	(811,378)	44,393	(766,985)
Liabilities, net	(773,037)	34,985	(738,052)
	06.30.2023	Charged / (Credited) to the Consolidated Statement of Income and Other Comprehensive Income	06.30.2024
Assets
Investment properties and Property, plant and equipment	243	(28)	215
Trade and other payables	28,366	(8,330)	20,036
Tax loss carry-forwards	14,307	689	14,996
Borrowings	208	29	237
Trade and other receivables	-	163	163
Others	1,667	1,027	2,694
Subtotal assets	44,791	(6,450)	38,341
Liabilities
Investment properties, trading properties and Property, plant and equipment	(838,441)	170,088	(668,353)
Trade and other receivables	(5,563)	2,975	(2,588)
Investments	(13,079)	(4,696)	(17,775)
Tax inflation adjustment	(37,259)	(65,283)	(102,542)
Intangible assets	(9,128)	(10,476)	(19,604)
Others	(3,205)	2,689	(516)
Subtotal liabilities	(906,675)	95,297	(811,378)
Liabilities, net	(861,884)	88,847	(773,037)

Deferred income tax assets are recognized for tax loss carry-forwards to the extent that the realization of the related tax benefits through future taxable profits is probable. Tax loss carry-forwards may have expiration dates or may be permanently available for use by the Group depending on the tax jurisdiction where the tax loss carry-forward is generated. Tax loss carry forwards in Argentina and Uruguay generally expire within 5 years.

As of June 30, 2025, the Group's recognized tax loss carry forward prescribed as follows:

Date of generation	Due date	Total
2021	2026	379
2022	2027	4,141
2023	2028	404
2024	2029	10,855
2025	2030	6,049
Total cumulative tax loss carry-forwards		21,828

In order to fully realize the deferred tax asset, the respective companies of the Group will need to generate future taxable income. To this aim, a projection was made for future years when deferred assets will be deductible. Such projection is based on aspects such as the expected performance of the main macroeconomic variables affecting the business, production issues, pricing, yields and costs that make up the operational flows derived from the regular exploitation of fields and other assets of the group, the flows derived from the performance of financial assets and liabilities and the income generated by the Group’s strategy of crop rotation. Such strategy implies the purchase and/or development of fields in marginal areas or areas with a high upside potential and periodical sale of such properties that are deemed to have reached their maximum appreciation potential.

Based on the estimated and aggregate effect of all these aspects on the companies’ performance, Management estimates that as of June 30, 2025, it is probable that the Company will realize all of the deferred tax assets.

The Group did not recognize deferred income tax assets (tax loss carry forwards) of ARS 4,030 as of June 30, 2025 and ARS 4,024 as of June 30, 2024. Although the Management estimates that the business will generate sufficient income, pursuant to IAS 12, management has determined that, as a result of the recent loss history and the lack of verifiable and objective evidence due to the subsidiary’s results of operations history, there is sufficient uncertainty as to the generation of sufficient income to be able to offset losses within a reasonable timeframe, therefore, no deferred tax asset is recognized in relation to these losses.